SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Shareholder's Equity [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
The following table summarizes information about the stock options outstanding and exercisable:

	December 31, 2018		December 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of year	3,640,000	$4.40	3,020,000	$4.68
Granted during the year	240,000	3.30	1,110,000	3.69
Exercised during the year	-	-	(355,000)	4.44
Expired during the year	(750,000)	5.00	(135,000)	4.84
Balance at end of the year	3,130,000	$4.17	3,640,000	$4.40
Options exercisable at the end of the year	2,183,334	$4.45	2,530,000	$4.70

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The fair values of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. The 200,000 stock options issued on June 30, 2018 vest 1/3 on June 30, 2019, 1/3 on June 30, 2020 and 1/3 on June 30, 2021. The 40,000 stock options issued on June 30, 2018 vest 1/2 on June 30, 2019 and 1/2 on June 30, 2020. The 100,000 stock options issued on February 6, 2017 vested 1/3 immediately and 1/3 vested on February 6, 2018 and the remaining 1/3 vest on February 6, 2019. The 1,010,000 stock options issued on December 22, 2017 vest 1/3 on December 22, 2018, 1/3 on December 22, 2019, and 1/3 on December 22, 2020.

	December 31,	December 31,
	2018	2017
Exercise price	$3.30	$3.48 - $5.86
Expected volatility	30.78%	31.03% - 31.14%
Expected option life	5 years	5 years
Contractual option life	5 years	5 years
Expected forfeiture	none	none
Expected dividend yield	0%	0%
Risk-free interest rate	2.06%	1.11% - 1.82%

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2018		December 31, 2017
RSU	Number of units	Weighted average value	Number of units	Weighted average value
Balance at beginning of year	488,665	$4.88	320,000	$6.48
Awards and payouts during the period (net):
RSUs awarded	-	-	265,000	3.52
RSUs settled and common shares issued*	(111,668)	4.33	(79,668)	6.45
RSUs forfeited	(8,000)	6.49	(16,667)	6.49
Balance at end of the year	368,997	$5.01	488,665	$4.88

*As at December 31, 2018, 106,668 RSUs at a weighted average value of $6.49 have vested and have not yet been settled.

Explanation of effect of share-based payments on entity's profit or loss [text block]
The share-based payments recognized as an expense for the years ended December 31, 2018 and 2017 are as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Expense recognized in the year for share-based payments	$1,685	$1,582

Earnings per share [text block]
The following table sets forth the computation of basic and diluted (loss) earnings per share:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Numerator
Net (loss) income for the year	$(18,934)	$17,152

Denominator
For basic - weighted average number of shares outstanding	195,968,588	160,189,858
Effect of dilutive securities	-	834,496
For diluted - adjusted weighted average number of shares outstanding	195,968,588	161,024,354

(Loss) Earnings Per Share
Basic	$(0.10)	$0.11
Diluted	$(0.10)	$0.11

Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
The following tables reflect the number of stock options outstanding, the weighted average of options outstanding, and the exercise price of stock options outstanding at December 31, 2018. The Black-Scholes values are measured at the grant date.

At December 31, 2018
	Black-Scholes	Number of	Number of	Exercise
Expiry Date	Value	Options	Exercisable Options	Price
February 13, 2019	206	150,000	150,000	5.29
April 13, 2020	1,242	785,000	785,000	4.66
October 14, 2020	133	100,000	100,000	4.21
December 10, 2020	614	545,000	545,000	3.57
June 30, 2021	120	100,000	100,000	6.35
November 3, 2021	214	100,000	100,000	6.96
February 5, 2022	171	100,000	66,667	5.86
December 21, 2022	1,075	1,010,000	336,667	3.48
June 30, 2023	203	200,000	-	3.30
June 30, 2023	41	40,000	-	3.30
	$4,019	3,130,000	2,183,334	$4.17